Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Series C Convertible Preferred Stock [Member]		Common Stock [Member] Series B Convertible Preferred Stock [Member]		Common Stock [Member] Series D Convertible Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] Series C Convertible Preferred Stock [Member] [1]	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock [Member]	[1]	Additional Paid-in Capital [Member] Series D Convertible Preferred Stock [Member]	[1]	Additional Paid-in Capital [Member]		Retained Earnings [Member] Series C Convertible Preferred Stock [Member]	Retained Earnings [Member] Series B Convertible Preferred Stock [Member]	Retained Earnings [Member] Series D Convertible Preferred Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Series C Convertible Preferred Stock [Member]	Noncontrolling Interest [Member] Series B Convertible Preferred Stock [Member]	Noncontrolling Interest [Member] Series D Convertible Preferred Stock [Member]	Noncontrolling Interest [Member]	Series C Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Total
Balance at Jun. 30, 2016											[1]						$ 322,591					$ (284,003)								$ 38,588
Balance (in shares) at Dec. 31, 2015										6,926,000
Balance at Dec. 31, 2015											[1]						318,446					(284,293)								34,153
Net income											[1]											290								290
Stock-based compensation (in shares)										229,000
Common shares issued in exchange of assumption of Delos Termination Fee (in shares)										4,519,000
Common shares issued in exchange of assumption of Delos Termination Fee											[1]						3,796													3,796
Issuance of common stock due to exercise of warrants (in shares)										167,000
Issuance of common stock due to exercise of warrants											[1]						140													140
Stock-based compensation											[1]						209													209
Balance (in shares) at Jun. 30, 2016										11,841,000
Balance at Jun. 30, 2017										$ 86	[1]						361,411	[1]				(289,088)				$ 1,133				73,542
Balance (in shares) at Dec. 31, 2016										18,964
Balance at Dec. 31, 2016											[1]						328,762	[1]				(283,241)								45,521
Net income											[1]							[1]				(5,847)				9				(5,838)
Issuance of common stock pursuant to convertible related party loans (Note 7)											[1]						2,040	[1]												2,040
Issuance of common stock pursuant to convertible related party loans (Note 7) (in shares)										2,590
Series C convertible preferred stock's beneficial conversion feature (Note 7)						[1]						$ 7,500															$ 7,500
Issuance of common stock due to exercise of warrants (in shares)										1,429
Issuance of common stock due to exercise of warrants											[1]						487	[1]												487
Stock-based compensation											[1]						(8)	[1]												(8)
Excess of consideration over acquired assets											[1]						(9,309)	[1]												(9,309)
Cancellation of fractional shares due to reverse stock splits (in shares)										(4)
Issuance of common stock pursuant to the Common Stock Purchase Agreement (Note 9) (in shares)										2,090,961
Issuance of common stock pursuant to the Common Stock Purchase Agreement (Note 9)										$ 21	[1]						28,602	[1]												28,623
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9) (in shares)			100,000		6,502,903		23,331
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9)					$ 65	[1]		[1]	[1]			$ 3,088	$ 1,372		$ 1												$ 3,153	$ 1,372	$ 1
Additional paid-in capital attributed to non-controlling interests																	$ (1,124)	[1]								$ (1,124)
Balance (in shares) at Jun. 30, 2017				100,000						8,640,174

[1]	Adjusted to reflect the reverse stock splits effected in May and June (see Note 9)